John Hancock Declaration Trust
                 Supplement to the Prospectus dated May 1, 2000


John Hancock V.A. Bond Fund

For the John Hancock V.A. Bond Fund, the Portfolio Managers: section has been changed as follows:

         PORTFOLIO MANAGERS

         James K. Ho, CFA

         Executive vice president of adviser
         Joined team in 1996
         Joined adviser in 1985
         Began business career in 1977


         Benjamin A. Matthews

         Vice president of adviser
         Joined team in 1998
         Joined adviser in 1995
         Began business career in 1970



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